CONTINGENCIES AND COMMITMENTS - Disclosure of detailed information about commitments (Details) $ in Thousands	Nov. 30, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 40,853
Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	19,288
1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	21,543
4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	22
More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease obligations [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	305
Lease obligations [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	104
Lease obligations [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	179
Lease obligations [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	22
Lease obligations [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Convertible Note [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	22,738
Convertible Note [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	1,374
Convertible Note [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	21,364
Convertible Note [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Convertible Note [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	17,810
Sprott Facility [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	17,810
Sprott Facility [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	$ 0